Debt - 2030 Senior Notes (Q2) (Details) - 2030 Senior Notes - Senior Notes $ in Millions	1 Months Ended
May 31, 2025 USD ($)
Debt Instrument [Line Items]
Face amount	$ 2,000
Debt issuance costs	$ 37
Interest rate	9.25%
Debt instrument, redemption price, percentage	100.00%
Debt Instrument, Redemption, Period One
Debt Instrument [Line Items]
Redemption price, percentage	40.00%
Debt Instrument, Redemption, Period Two
Debt Instrument [Line Items]
Redemption price, percentage	101.00%